SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling and Marketing Expenses, Employee Benefits (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising expenses	¥ 79,533,394	¥ 76,791,991	¥ 28,345,034
Employee social benefits included as expenses	¥ 20,729,717	¥ 15,544,106	¥ 13,705,669